Significant accounting policies (Details Textual)	12 Months Ended
Dec. 31, 2017
Percentage of dividends	10.00%
The Loulo mine [Member]
Proportion of ownership interest in joint venture	80.00%
The Loulo mine [Member] | the State of Mali [Member]
Proportion of ownership interest in joint venture	20.00%
The Loulo mine [Member] | Full grade [Member]
Grams of gold per metric tonne	3.0
the Gara mine [Member] | Full grade [Member]
Grams of gold per metric tonne	1.58
the Yalea mine [Member] | Full grade [Member]
Grams of gold per metric tonne	0.7
the Gounkoto mine [Member] | the State of Mali [Member]
Proportion of ownership interest in joint venture	20.00%
the Gounkoto mine [Member] | Full grade [Member]
Grams of gold per metric tonne	2.58
the Gounkoto mine [Member] | Marginal [Member]
Grams of gold per metric tonne	1.09
the Tongon mine [Member]
Proportion of ownership interest in joint venture	89.70%
the Tongon mine [Member] | Full grade [Member]
Grams of gold per metric tonne	1.34
the Tongon mine [Member] | Marginal [Member]
Grams of gold per metric tonne	0.79
Kibali gold mine [Member]
Proportion of ownership interest in joint venture	45.00%
Kibali gold mine [Member] | High and medium grade [Member]
Grams of gold per metric tonne	1.53
Kibali gold mine [Member] | High and medium grade [Member] | Kibali Jersey Limited [member]
Grams of gold per metric tonne	1.53
Kibali gold mine [Member] | marginal ore cut-off grade [Member]
Grams of gold per metric tonne	0.99
Kibali gold mine [Member] | marginal ore cut-off grade [Member] | Kibali Jersey Limited [member]
Grams of gold per metric tonne	0.99